Accounts receivable, net - Schedule of movement in allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts receivable, net
Balance at beginning of year	¥ 4,916	$ 703	¥ 5,331
Provisions	3,320	475	1,362
Write-offs	(1,741)	(250)	(1,777)
Balance at end of year	¥ 6,495	$ 928	¥ 4,916